COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2024
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress
Purchase commitments

As of September 30, 2024, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

RMB
Year ending December 31,
Three months ended December 31, 2024	2,987,961
2025	606,492
2026	9,514
2027	8,173
2028	27,865
2029 and thereafter	—
3,640,005

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase commitments

As of September 30, 2024, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
Year ending December 31,
Three months ended December 31, 2024	272,487
2025	469,944
2026	249,421
2027	160,558
2028	127,824
2029 and thereafter	2,912
1,283,146